(Loss)/ Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
(Loss)/ Earnings per Common Share - Calculation per Share (Table)

	For the Three Months Ended June 30, 2021	For the Three Months Ended June 30, 2020	For the Six Months Ended June 30, 2021	For the Six Months Ended June 30, 2020
Numerator:
Net income/ (loss)	$4,335	$31,017	$(5,368)	$31,886
Less:
Dividend declared on restricted shares	—	(47)	—	(94)
Undistributed loss attributable to Series C participating preferred shares	—	—	—	—
Net income/ (loss) attributable to common stockholders, basic and diluted	$4,335	$30,970	$(5,368)	$31,792
Denominator:
Denominator for basic net income/ (loss) per share - weighted average shares	16,754,406	15,888,354	16,611,298	15,803,166
Denominator for diluted net income/ (loss) per share - adjusted weighted average shares	16,847,288	16,043,704	16,611,298	15,958,897
Net income/ (loss) per share, basic	$0.26	$1.95	$(0.32)	$2.01
Net income/ (loss) per share, diluted	$0.26	$1.93	$(0.32)	$1.99